Income Tax And Social Contribution	6 Months Ended
Jun. 30, 2020
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Income Tax And Social Contribution

11.     INCOME TAX AND SOCIAL CONTRIBUTION

The effective tax rate calculated by the Company for the period ended June 30, 2020 was negative 13.0%. This percentage is based on the loss before taxes of R$ 1,077.4 million and the resulting income tax expense of R$ 139.7 million. The main components causing the effective tax rate to differ from the statutory income tax rate of 34% are the losses of certain jurisdictions which cannot be benefited, permanent effects related to income tax withheld at source arising from transactions among companies of the group which cannot be applied as an income tax credit and the additional recognition of deferred tax liability due to the announcement by the British government that the statutory income tax rate will not be reduced from 19% to 17%. Excluding the adverse effects primarily caused by these noted components, the Company’s effective tax rate would be approximately 31.1%.

The effective rate calculated by the Company in the period ended June 30, 2019 was 30.7%. This percentage is based on the profit before taxes of R$ 100.1 million and the resulting income tax expenses of R$ 30.7 million. The main components causing the effective rate to differ from the statutory income tax rate of 34% are the tax incentives and the subvention of investments.

The changes in deferred income tax assets and liabilities social contribution for the six months ended June 30, 2020 and 2019 were as follows:

	Asset	Liability
Balance at December 31, 2018	398,400	(431,534)
Effect on profit or loss	44,859	3,298
Reserve for grant of options and restricted shares	13,380	-
Effect on other comprehensive income	(53,701)	-
Exchange variation on other comprehensive income	4,615	13,649
Balance at June 30, 2019	407,553	(414,587)

Balance at December 31, 2019	374,448	(450,561)
Effect on profit or loss	(22,022)	(28,630)
Acquisition of subsidiary	667,034	(713,199)
Reserve for grant of options and restricted shares	2,865	-
Effect on other comprehensive income	(75,842)	-
Exchange variation on other comprehensive income	29,409	(221,081)
Balance at June 30, 2020	975,892	(1,413,471)